Other assets	12 Months Ended
Dec. 31, 2024
Other assets
Other assets

10Other assets

Other non-current assets

Other non-current assets include the following:

Investments in convertible loans	As of December 31,
in 000€	2024	2023	2022
Convertible loan	3,994	3,744	3,494
Total	3,994	3,744	3,494

The Group granted a convertible loan to Fluidda in January 2019, with a notional amount of K€2,500. The convertible loan is accounted for as a financial asset measured at fair value with changes in fair value through the income statement. The carrying value of the convertible loan amounts to K€3,994 at December 31, 2024. The convertible loan has a duration of 7 years with a 10% annual interest rate which is capitalized. We refer to Note 3 and Note 20.

Investments in non-listed equity instruments	As of December 31,
in 000€	2024	2023	2022
Non-listed equity investments	—	—	307
Total	—	—	307

At December 31, 2023, the Group remeasured the fair value of its investment in AM Danube BV (holding company for AM Flow Holding BV) to zero, recognizing a K€307 fair value adjustment in other comprehensive income. The Group determined that the fair value of this investment remained zero at December 31, 2024. We refer to Note 3 and Note 20.

At December 31, 2022, the Group remeasured the fair value of its investment in African Drive NV to zero, recognizing a K€92 fair value adjustment in other comprehensive income. The Group determined that the fair value of this investment remained zero at December 31, 2024. We refer to Note 3 and Note 20.

Other non-current assets	As of December 31,
in 000€	2024	2023	2022
Tax credits	4,520	4,467	4,144
Guarantees and deposits	423	493	404
Other	950	541	588
Total	5,893	5,501	5,136

The non-current tax credits mainly relate to Belgian R&D tax credits, recoverable between 2026 and 2030.

Other current assets

Other current assets include the following:

	As of December 31,
in 000€	2024	2023	2022
Deferred charges	5,301	4,486	4,158
Tax credits	1,024	814	962
Accrued income	641	611	17
Other tax receivables	4,145	2,466	1,004
Grants	6,784	372	944
Other non-trade receivables	271	272	1,077
Derivatives	—	139	261
Total other current assets	18,166	9,160	8,424

The other tax receivables include Value Added Tax (VAT) receivables and corporate tax receivables.

The amount of grants at December 31, 2024 includes government grants awarded but still to be received related to the investment in a new production facility in ACTech.